Provisions - Maximum exposure to credit risk - Confirmed foreign letters of credit (Details) - Confirmed foreign letters of credit - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contingencies and Commitments
Maximum exposure to credit risk	$ 56,764	$ 64,970
Normal
Contingencies and Commitments
Maximum exposure to credit risk	56,764	$ 64,970
12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Maximum exposure to credit risk	56,764
12-month expected credit losses | Financial instruments not credit-impaired | Individual | Normal
Contingencies and Commitments
Maximum exposure to credit risk	$ 56,764